UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name: Riverpark Capital LLC

Address: 156 West 56th Street, 24th Floor, New York, NY 10019

Form 13F File Number:  28-12106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name: Alan Leibel

Title: Chief Financial Officer

Phone: (212) 484-2108

Signature, Place, and Date of Signing:

/s/ Alan Leibel                  New York, NY                  11/13/07
     (Name)                     (City, State)                   (Date)


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35 Items

Form 13F Information Table Value Total:   $626,869 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                           Voting
                                                              Market Value    Shares     Sh/    Invstmt   Authority
Name of Issuer                   Title of Class      CUSIP    (X $1,000)     Prn Amt.    Prn    Discretn    Sole
AMERICAN EXPRESS CO.             COM               025816109    147,092      2,477,548   SH      Sole      2,477,548

AMERICAN TOWER CORPORATION       CL A              029912201      8,262        189,746   SH      Sole        189,746

ANADIGICS INC.                   COM               032515108      1,374         76,000   SH      Sole         76,000

APPLE, INC.                      COM               037833100      4,370         28,473   SH      Sole         28,473

BEST BUY INC                     COM               086516101      5,698        123,809   SH      Sole        123,809

BURGER KING HLDGS INC.           COM               121208201     11,785        462,320   SH      Sole        462,320

CARNIVAL CORP                    PAIRED CTF        143658300     12,179        251,479   SH      Sole        251,479

CELL GENESYS INC                 COM               150921104      3,235        846,905   SH      Sole        846,905

CERIDIAN CORP NEW                COM               156779100      1,335         38,425   SH      Sole         38,425

CME GROUP INC                    COM               12572q105      8,773         14,937   SH      Sole         14,937

COACH INC                        COM               189754104      7,497        158,595   SH      Sole        158,595

COMCAST CORP NEW                 CL A SPA          20030n200     68,067      2,840,858   SH      Sole      2,840,858

COVANTA HLDG CORP                COM               22282e102      3,872        157,980   SH      Sole        157,980

DISCOVERY HOLDING CO             CL A COM          25468y107      5,045        174,860   SH      Sole        174,860

EBAY INC.                        COM               278642103      5,405        138,507   SH      Sole        138,507

E M C CORP MASS                  COM               268648102      5,285        254,100   SH      Sole        254,100

EQUINIX INC                      COM NEW           29444u502      5,036         56,777   SH      Sole         56,777

GOLDMAN SACHS GROUP INC          COM               38141g104    114,000        525,978   SH      Sole        525,978

GOOGLE INC                       CL A              38259p508     10,783         19,009   SH      Sole         19,009

GREAT WOLF RESORTS INC           COM               391523107      2,901        234,695   SH      Sole        234,695

GRUBB & ELLIS CO                 COM PAR $0.01     400095204      4,630        497,872   SH      Sole        497,872

IRON MTN INC                     COM               462846106      3,712        121,785   SH      Sole        121,785

LAS VEGAS SANDS CORP             COM               517834107      3,364         25,215   SH      Sole         25,215

MONSTER WORLDWIDE INC            COM               611742107      8,236        241,818   SH      Sole        241,818

NATIONAL CINEMEDIA INC           COM               635309107      2,831        126,365   SH      Sole        126,365

PRICELINE COM INC                COM NEW           741503403      4,076         45,930   SH      Sole         45,930

SCHLUMBERGER LTD                 COM               806857108      3,489         33,225   SH      Sole         33,225

SCHWAB CHARLES CORP NEW          COM               808513105    128,634      5,955,285   SH      Sole      5,955,285

SKILLSOFT PLC                    SPONSORED ADR     830928107      4,343        483,091   SH      Sole        483,091

STANLEY INC                      COM               854532108      4,036        146,490   SH      Sole        146,490

TARGET CORP                      COM               87612e106      3,438         54,085   SH      Sole         54,085

TERREMARK WORLDWIDE INC          COM NEW           881448203      5,716        797,280   SH      Sole        797,280

VAIL RESORTS INC                 COM               91879q109     10,987        176,391   SH      Sole        176,391

VORNADO RLTY TR                  SH BEN INT        929042109      4,998         45,709   SH      Sole         45,709

XTO ENERGY INC                   COM               98385x106      2,385         38,570   SH      Sole         38,570

                                                                626,869     17,860,112                    17,860,112